United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	August 12, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	June 30, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$62,935

List of other included managers:
None

                                                           FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      801    99500 SH       SOLE                    99500
American Barrick Gold Corp.    COM              067901108     1736    91395 SH       SOLE                    91395
American International         COM              026874107     3273    47971 SH       SOLE                    47971
Amex Industrial Select (SPDR)  COM              81369y704     1475    61850 SH       SOLE                    61850
BP Amoco PLC                   ADR              055622104      323     6400 SH       SOLE                     6400
Bristol Meyers Squibb          COM              110122108      211     8228 SH       SOLE                     8228
Carlisle Companies, Inc.       COM              142339100      918    20400 SH       SOLE                    20400
ChevronTexaco Corp             COM              166764100     1519    17160 SH       SOLE                    17160
Clayton Homes Inc.             COM              184190106     1748   110650 SH       SOLE                   110650
Community Banks Inc, Millersbu COM              203628102      237     8046 SH       SOLE                     8046
Delphi Corporation             COM              247126105     2247   170197 SH       SOLE                   170197
Delta Air Lines, Inc.          COM              247361108     1219    60975 SH       SOLE                    60975
Devon Energy Inc.              COM              25179M103      595    12075 SH       SOLE                    12075
Diamond Offshore Drilling, Inc COM              25271C102      879    30850 SH       SOLE                    30850
Exxon Mobil Corp.              COM              30231G102     2635    64406 SH       SOLE                    64406
FleetBostonFinancial Corp      COM              339030108     1375    42500 SH       SOLE                    42500
General Electric               COM              369604103      732    25200 SH       SOLE                    25200
General Motors                 COM              370442105     2581    48281 SH       SOLE                    48281
General Motors Cl. H           CL H             370442832      345    33171 SH       SOLE                    33171
Household International        COM              441815107     1189    23925 SH       SOLE                    23925
INCO Ltd.                      COM              453258402     2092    92400 SH       SOLE                    92400
Int'l Bus Machines             COM              459200101      435     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     2282   127750 SH       SOLE                   127750
Marathon Oil Corp.             COM              565849106     1123    41400 SH       SOLE                    41400
Mellon Financial Corp          COM              58551A108     1031    32790 SH       SOLE                    32790
Merck & Company                COM              589331107     1081    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     3210   100300 SH       SOLE                   100300
Nisource Inc.                  COM              65473P105      904    41400 SH       SOLE                    41400
Norfolk Southern               COM              655844108      276    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109      649    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      418    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100     1192   116300 SH       SOLE                   116300
PepsiCo                        COM              713448108      270     5592 SH       SOLE                     5592
Philip Morris Inc.             COM              718154107      612    14009 SH       SOLE                    14009
Phillips Petroleum             COM              718507106     1178    20000 SH       SOLE                    20000
Rowan Cos Inc.                 COM              779382100     1915    89300 SH       SOLE                    89300
Southwestern Energy Company    COM              845467109      851    56000 SH       SOLE                    56000
The Timken Company             COM              887389104     1373    61470 SH       SOLE                    61470
TransCanada Pipelines LTD      COM              893526103      214    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      829    40000 SH       SOLE                    40000
Union Pacific                  COM              907818108      253     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108     1263   140350 SH       SOLE                   140350
United States Steel Corp New   COM              912909108      626    31450 SH       SOLE                    31450
Unumprovident Corp             COM              91529Y106     2993   117600 SH       SOLE                   117600
Verizon Communication          COM              92343v104     1206    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     3293    88731 SH       SOLE                    88731
Wyeth                          COM              983024100      614    12000 SH       SOLE                    12000
York International             COM              986670107      549    16250 SH       SOLE                    16250
I Shares Inc MSCI Hong Kong In COM              464286871     1665   187325 SH       SOLE                   187325
I Shares Inc MSCI United Kingd COM              464286699     1658   119300 SH       SOLE                   119300
I Shares MSCI Taiwan Index Fun COM              464286731      842    81200 SH       SOLE                    81200